SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Schedule Of Weighted Average Units Outstanding

The following table presents our calculation of basic and diluted units outstanding for the periods indicated:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
Weighted average units outstanding during period:
Class A units—Basic	484,505	484,370	1,046,638	484,383
Class B units—Basic	28,305,380	23,345,280	28,259,994	23,306,269

	28,789,885	23,829,650	29,306,632	23,790,652

Weighted average units outstanding during period:
Class A units—Diluted	484,505	484,370	1,046,638	484,383
Class B units—Diluted	28,305,380	23,720,732	28,259,994	23,306,269

	28,789,885	24,205,102	29,306,632	23,790,652

The following table presents our calculation of basic and diluted units outstanding for the periods indicated:

	Year Ended December 31,
	2013	2012
Weighted average units outstanding during period:
Class A units—Basic and Diluted	933,613	483,564
Class B Common units—Basic and Diluted	25,210,106	23,687,946

	26,143,719	24,171,510

Earnings Per Common Unit Amounts

The following table presents our basic and diluted loss per unit for the three months ended June 30, 2014 (in thousands, except for per unit amounts):

	Total	Class A Units	Class B Units
Loss from continuing operations	$(5,011)
Distributions	—	$—	$—

Assumed net loss to be allocated	$(5,011)	$(100)	$(4,911)

Basic and diluted loss per unit		$(0.21)	$(0.17)

The following table presents our basic and diluted earnings per unit for the three months ended June 30, 2013 (in thousands, except for per unit amounts):

	Total	Class A Units	Class B Units
Income from continuing operations	$1,112
Distributions	—	$—	$—

Assumed allocation of income from continuing operations	1,112	22	1,090
Discontinued operations	—	—	—

Assumed net income to be allocated	$1,112	$22	$1,090

Basic and diluted earnings from continuing operations per unit		$0.05	$0.05
Basic and diluted earnings from discontinued operations per unit		$—	$—

Basic and diluted earnings per unit		$0.05	$0.05

The following table presents our basic and diluted loss per unit for the six months ended June 30, 2014 (in thousands, except for per unit amounts):

	Total	Class A Units	Class B Units
Loss from continuing operations	$(7,950)
Distributions	—	$—	$—

Assumed net loss to be allocated	$(7,950)	$(159)	$(7,791)

Basic and diluted loss per unit		$(0.15)	$(0.28)

The following table presents our basic and diluted loss per unit for the six months ended June 30, 2013 (in thousands, except for per unit amounts):

	Total	Class A Units	Class B Units
Loss from continuing operations	$(9,534)
Distributions	—	$—	$—

Assumed allocation of loss from continuing operations	(9,534)	(191)	(9,343)
Discontinued operations	(2,686)	(54)	(2,632)

Assumed net loss to be allocated	$(12,220)	$(245)	$(11,975)

Basic and diluted loss from continuing operations per unit		$(0.39)	$(0.40)
Basic and diluted loss from discontinued operations per unit		$(0.11)	$(0.11)

Basic and diluted loss per unit		$(0.50)	$(0.51)

The following table presents our basic and diluted income per unit for the year ended December 31, 2013 (in thousands, except for per unit amounts):

	Total	Class A Units	Class B Units
Loss from continuing operations	$(25,857)
Distributions	—	$—	$—

Assumed allocation of loss from continuing operations	(25,857)	(517)	(25,340)
Discontinued operations	(2,686)	(54)	(2,632)

Assumed net loss to be allocated	$(28,543)	$(571)	$(27,972)

Basic and diluted loss from continuing operations per unit		$(0.55)	$(1.01)
Basic and diluted loss from discontinued operations per unit		$(0.06)	$(0.10)

Basic and diluted loss per unit		$(0.61)	$(1.11)

The following table presents our basic and diluted income per unit for the year ended December 31, 2012 (in thousands, except for per unit amounts):

	Total	Class A Units	Class B Units
Loss from continuing operations	$(9,462)
Distributions	—	$—	$—

Assumed allocation of loss from continuing operations	(9,462)	(189)	(9,273)
Discontinued operations	(77,081)	(1,542)	(75,539)

Assumed net loss to be allocated	$(86,543)	$(1,731)	$(84,812)

Basic and diluted loss from continuing operations per unit		$(0.39)	$(0.39)
Basic and diluted loss from discontinued operations per unit		$(3.19)	$(3.19)

Basic and diluted loss per unit		$(3.58)	$(3.58)